Activity in Allowance for Loan Losses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 155,194
Provisions	249,057	155,194
Recoveries	(212,423)
Charge-offs	0	0
Exchange rate translation	(3,774)
Ending balance	$ 188,054	$ 155,194